Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2014	2013	2012

Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(242,966)	(244,129)	(245,713)

Total weighted average common shares outstanding (basic)	2,737,636	2,736,473	2,734,889
Dilutive effect of assumed exercise of stock options	1,442	2,004	252

Weighted average common shares outstanding (diluted)	2,739,078	2,738,477	2,735,141